Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Related Parties
Note 8. Related Parties
Transactions entered into between the Company and Scilex are considered related party transactions. These transactions have been reflected as related party loans, a long-term liability, on the condensed consolidated balance sheets. These amounts do not carry interest, and are not expected to be settled through transfer of cash or other assets by the Company.
The total loans received from Scilex were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Loans from Scilex Holding Company — stock-based compensation	$192	$152	$403	$523
Loans from Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of the Company	7,383	3,996	9,911	7,059

Total loans from Scilex Holding Company	$7,575	$4,148	$10,314	$7,582

Debt Exchange Agreement
On August 30, 2024, the Company and Scilex entered into the Contribution and Satisfaction of Indebtedness Agreement (the “Debt Exchange Agreement”) with respect to certain amounts owed to Scilex by the Company, including accrued and unpaid interest thereon, if any, which amount may be updated pursuant to the terms thereof, for certain loans and other amounts provided by Scilex to the Company prior to the closing of the Business Combination (the “Outstanding Indebtedness”).
At Closing, the Outstanding Indebtedness between the Company and Scilex totaling $54.2 million was converted into 5,423,606 shares of Series A Preferred Stock and 542,361 shares of Common Stock. The Outstanding Indebtedness is considered to be extinguished in its entirety and shall be of no further force or effect and shall be deemed paid and satisfied in full and irrevocably and automatically discharged, terminated and released.
Transition Services Agreement
On September 22, 2025, in connection with the Closing, the Company entered into the Transition Services Agreement (the “Transition Services Agreement”) with Scilex, pursuant to which the Company can utilize certain employees and other service providers of Scilex to operate the business, including with respect to the following business functions: finance, human resources, information systems, legal and administrative, R&D support and commercialization support. Transition services provided by Scilex will be on a cost plus 10% basis, provided that the service fees will not exceed $2.0 million per annum until all payments under the Scilex-Oramed Note have been paid in full in cash, and the Company will reimburse Scilex for its out of pocket fees, costs or expenses. During the transition period, the Company plans to engage and increase full time employees to support research and development, general administrative, manufacturing, regulatory and commercial functions as the Company enters the final stage of development and pre-launch
commercialization planning. The term of the Transition Services Agreement is three years following the execution of such agreement, which the Company believes is sufficient t im
e to develop commercial infrastructure and other business functions.

Note 9. Related Parties
Transactions entered into between the Company and Scilex were included within the financial statements and are considered related party transactions. These transactions have been reflected as related party loans, a long-term liability, within the balance sheets and statements of cash flows as they represent a form of indebtedness under the Debt Exchange Agreement. See the “
Basis of Presentation
” section of Note 1 for additional details. The total loans received from Scilex for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Loans from Scilex Holding Company — stock-based compensation	$660	$840
Loans from Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of Semnur	10,872	1,661

	Year Ended December 31,
	2024	2023
Total loans from Scilex Holding Company	$11,532	$2,501

Debt Exchange Agreement
On August 30, 2024, the Company and Scilex entered into the Debt Exchange Agreement with respect to certain amounts owed to Scilex by the Company, including accrued and unpaid interest thereon, if any, which amount may be updated pursuant to the terms thereof, for certain loans and other amounts provided by Scilex to the Company prior to the closing of the Business Combination (the “Outstanding Indebtedness”). The Outstanding Indebtedness as of December 31, 2024 and 2023 was approximately $49,433,467 and $37,900,873, respectively, but will not exceed $60,000,000 as of immediately prior to the closing of the Business Combination.

Pursuant to the Debt Exchange Agreement, effective as of immediately prior to, and contingent upon, the closing of the Business Combination, Scilex agreed to contribute the Outstanding Indebtedness (as set forth in the Debt Exchange Agreement) to the Company in exchange for the issuance by the Company to Scilex of that number of shares of Series A Preferred Stock, par value $0.0001 per share, of the Company (subject to adjustment for recapitalizations, stock splits, stock dividends and similar transactions) (the “Series A Preferred Shares” and such transaction, the “Contribution”) that is equal to
(a) the sum of the aggregate amount of the Outstanding Indebtedness and the amount that is equal to 10% of such aggregate amount of the Outstanding Indebtedness divided by (b) $11.00 (rounded up to the nearest whole share).
Further, pursuant to the terms of the Debt Exchange Agreement, prior to the Contribution, the Company agreed to file, with the Secretary of State of the State of Delaware, a certificate of designations, in the form agreed in the Debt Exchange Agreement, to set forth the designations, powers, rights and preferences and qualifications, limitations and restrictions of the Series A Preferred Shares. Upon the occurrence of the Contribution and issuance of the Series A Preferred Shares to Scilex, the Outstanding Indebtedness shall be extinguished in its entirety and shall be of no further force or effect and shall be deemed paid and satisfied in full and irrevocably and automatically discharged, terminated and released.